Trade and Other Payables (Details) - Schedule of trade and other payables - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of trade and other payables [Abstract]
Trade creditors	$ 1,448,546	$ 954,033
Accrued research and development expenses	714,677	843,419
Accrued professional fees	155,797	187,199
Other accrued expenses	149,644	73,991
Other payables	33,845	10,962
Total	$ 2,502,509	$ 2,069,604